Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details)	Dec. 31, 2025
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Medical Instruments [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Medical Instruments [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	10 years
Motor Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Motor Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years
Office Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years